REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 41,875		$ 44,343
Americas, principally the US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	11,072		10,011
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	4,102	[1]	5,279	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	24,841		27,709
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 1,860		$ 1,344

[1]	*) Includes Europe, the Middle East (excluding Israel) and Africa.